Per Share Amounts - Common Share Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Dividends paid (in CAD per share)	$ 0.680	$ 0.525
Dividends paid on common shares	$ 1,255	$ 990
Variable dividends declared (in CAD per share)	$ 0.135	$ 0
Variable Dividends Declared on Common Shares	$ 251	$ 0
Total common share dividends paid (in CAD per share)	$ 0.815	$ 0.525
Total dividends paid on common shares	$ 1,506	$ 990